GOODWILL (Tables)	12 Months Ended
Mar. 31, 2024
GOODWILL
Schedule of carrying amount of goodwill
	As of March 31,	As of March 31,
	2024	2023
Goodwill	$5,184,036	$-
Acquisitions (Note 12)	-	5,184,036
Impairment	(1,807,850)	-
Goodwill, net	$3,376,186	$5,184,036

Schedule of goodwill
	As of March 31,	As of March 31,
	2024	2023
Goodwill, gross (Note 12)	$5,184,036	$5,184,036
Less: impairment	(1,807,850)	-
Goodwill, net	$3,376,186	$5,184,036